Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	$ 2,751,194	$ 2,885,115
Less: accumulated depreciation	(2,023,316)	(1,922,901)
Less: impairment provision	(399,033)
Total property, plant and equipment, net	328,845	962,214
Machinery [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	744,632	775,503
Vehicles [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	224,727	236,268
Electric equipment [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	144,048	151,445
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	76,891	80,839
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	$ 1,560,897	$ 1,641,060